Intangible assets	3 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	Intangible assets
Intangible assets, net consisted of the following:

	Three Months Ended	Year Ended
	March 31, 2023	December 31, 2022
Cost	(in thousands)
Customer relationships	$4,077,267	$4,076,435
Order backlog	537,247	536,934
Trade names & brands	204,640	204,621
Patient database	170,298	170,238
Technology assets	121,141	120,984
Total cost	5,110,593	5,109,212
Accumulated amortization	(946,183)	(830,553)
Net book value	$4,164,410	$4,278,659
The identifiable intangible assets are amortized over their estimated useful lives.